Income tax expense	12 Months Ended
Jun. 30, 2026
Income tax expense
Income tax expense

11.    Income tax expense

Income taxes comprise current income taxes and deferred taxes and consists of the following:

(in € thousands)	2024	2025	2026
Total current tax benefit / (expense)	(411)	(3,253)	(16,417)
Thereof prior year adjustments	189	252	(424)
Thereof other current income tax effects for the period	(600)	(3,504)	(15,993)
Total deferred tax benefit / (expense)	2,226	(317)	19,169
Thereof effects from origination and reversal of temporary balance sheet differences	61	(338)	23,441
Thereof prior year adjustments	30	195	—
Thereof effects from (non-) recognition of deferred tax assets on tax losses and interest carried forward	2,135	(175)	(4,272)
Income tax (expense) benefit	1,814	(3,570)	2,752

During fiscal year 2026, LuxExperience Group’s primary statutory tax rate for current income taxes was 26.76% (2025: 27.74% and 2024: 27.74%), consisting of the German corporate tax rate of 15%, a 5.5% solidarity surcharge on the German corporate tax rate, and in fiscal year 2026 a trade tax rate of 10.94% (2025: 11.92%), being the statutory income tax rate of the German income tax group parent, LuxExperience B.V., located in Aschheim, Germany which changed due to the change in composition of the weighted average trade tax rate.

Due to the gradual reduction of corporate income tax in Germany, a tax rate range of 21.49% to 26.76% is applied for deferred taxes, depending on the expected reversal of temporary differences (2025: 27.74%).

For non-German companies, the current and deferred taxes at period-end were calculated using a range of applicable income tax rates between 0% to 30.0% (2025: 0% to 35.0%).

For 2026 and 2025, no tax expense or income relating to discontinued operations was recorded, either for the gain or loss on discontinuance or for the profit or loss from the ordinary activities of the discontinued operations.

The table below reconciles the expected income tax expense amount, based on LuxExperience Group’s expected tax rate (2026: 26.76%, 2025: 27.74%, 2024: 27.74%) to the actual income tax expense amounts for fiscal years 2024, 2025 and 2026.

	Year ended June 30,
(in € thousands)	2024	2025	2026
Income before tax from continuing operations	(26,725)	575,625	(159,995)
Income before tax from discontinued operations	—	(2,095)	(10,438)
Income (loss) before tax	(26,725)	573,530	(170,433)
Tax (expense) benefit based on expected group tax rate	7,414	(159,097)	45,608
Tax effects of:
Non-deductible expenses (for local taxes)	(218)	(304)	(223)
Other non-deductible expenses & permanent differences	(5,993)	167,289	(8,310)
Tax free income	90	(238)	39
Tax rate difference between group and local tax rates and changes in tax rates	64	(2,174)	(6,856)
Prior year adjustments	53	447	(424)
(Non-) recognition of deferred tax assets on tax losses carried forward, tax credits and temporary differences	6	(9,211)	(26,403)
Others	397	(282)	(678)
Income tax benefit (expense)	1,814	(3,570)	2,752
Effective total income tax rate (%)	(6.8)%	(0.62)%	(1.61)%
thereof according to Consolidated Statements of Profit or Loss and Comprehensive Income or Loss	1,814	(3,570)	2,752
thereof relating to discontinued operations	—	—	—

The material drivers leading to the difference between expected income tax expense and income tax expense are as follows:

Other non-deductible expenses in fiscal year 2026 mainly include the tax effect of expenses related to share-based payments under IFRS of €5,269 thousand (2025: €3,963 thousand, 2024: €5,134 thousand) which are not deductible for German income tax purposes.

In 2025, the gain on bargain purchase from the YNAP acquisition is considered in the income before tax. The tax related relief amount of €168,519 thousand is presented as a permanent difference and is included in Other non-deductible expense & permanent differences.

In 2026, a benefit resulting from previously unrecognized temporary differences of a prior period is used to reduce deferred tax expense in the amount of €17,441 thousand (2025: €0 thousand, 2024: €0 thousand). The effect is presented in line “(non-) recognition of deferred tax assets on tax losses carried forward, tax credits and temporary differences” in the tax rate reconciliation above.

On July 11, 2025, the German Bundesrat approved a reduction in the corporate income tax rate from 15% to 10% in five annual steps of 1% each, starting in the 2028 assessment period. This change affects the measurement of deferred tax assets and liabilities, as the tax rate to be used for this measurement is the rate expected to apply at the time of reversal of temporary differences or utilization of tax loss carryforwards and interest carryforwards. As this is an event that occurred in the reporting period, the effect of the valuation of deferred taxes at the lower tax rate is recognized in the reported balance sheet as of June 30, 2026. This results in a deferred tax income affecting profit or loss in the reporting period amounting to approximately one million euros.

In 2026, the utilization of tax loss carryforwards by LuxExperience B.V has decreased the deferred tax assets with an amount of €4,272 thousand. At the end of fiscal year 2026, LuxExperience B.V has no remaining loss carryforwards for which deferred tax assets were recognized.

For temporary differences associated with investments in subsidiaries at the amount of €39,166 thousand (2025: €43,404 thousand, 2024: €5,733 thousand), no deferred taxes have been recognized as the respective parent is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.